Results of Quarterly Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Home sales revenue	$ 69,406	$ 261,668		$ 125,142		$ 78,836		$ 42,303		$ 146,894		$ 57,878		$ 19,202		$ 56,235		$ 507,949		$ 280,209		$ 56,094
Cost of home sales	60,065	221,700		105,799		69,390		36,670		122,485		48,741		16,598		47,408		433,559		235,232		46,843
Home sales impairments		2,350		0		0		0										2,350		0		0
Homebuilding gross margin	9,341	37,618		19,343		9,446		5,633										72,040		44,977		9,251
Land sale impairment		1,150		0		0		0										1,150		0		0
Land sales gross margin		(1,150)		0		0		0										(1,150)		0		0
Fee building revenue	55,617	60,781		52,761		30,028		42,937		47,732		29,099		26,429		46,630		186,507		149,890		93,563
Cost of fee building	53,926	58,040		50,832		28,317		40,914		43,663		27,028		25,209		43,777		178,103		139,677		89,057
Fee building gross margin	1,691	2,741		1,929		1,711		2,023										8,404		10,213		4,506
Income before income taxes	1,360	22,080		9,042		3,939		(1,111)		19,471		6,594		415		7,431		33,950		33,911		5,003
Net income attributable to The New Home Company Inc.	$ 846	$ 13,780		$ 5,547		$ 2,509		$ (814)		$ 12,226		$ 4,444		$ 449		$ 4,569		$ 21,022		$ 21,688		$ 4,787
Basic earnings per share attributable to The New Home Company Inc. (in dollars per share)	$ 0.04	$ 0.67	[1]	$ 0.27	[1]	$ 0.12	[1]	$ (0.04)	[1]	$ 0.70	[1]	$ 0.27	[1]	$ 0.03	[1]	$ 0.28	[1]	$ 1.02	[1]	$ 1.29	[1]	$ 0.30
Diluted earnings per share attributable to The New Home Company Inc. (in dollars per share)	$ 0.04	$ 0.66	[1]	$ 0.27	[1]	$ 0.12	[1]	$ (0.04)	[1]	$ 0.69	[1]	$ 0.27	[1]	$ 0.03	[1]	$ 0.28	[1]	$ 1.01	[1]	$ 1.28	[1]	$ 0.30
Fee Building Segment [Member]
Segment Reporting Information [Line Items]
Fee building revenue	$ 55,617							$ 42,937										$ 186,507		$ 149,890		$ 93,563
Fee building gross margin										$ 4,069		$ 2,071		$ 1,220		$ 2,853				10,213
Income before income taxes	1,691							2,023										8,404		10,213		4,506
Homebuilding Segment [Member]
Segment Reporting Information [Line Items]
Home sales revenue	69,406							42,303										507,949		280,209		56,094
Homebuilding gross margin										$ 24,409		$ 9,137		$ 2,604		$ 8,827				44,977
Income before income taxes	$ (331)							$ (3,134)										$ 25,546		$ 23,698		$ 497

[1]	Some amounts do not add to our full year results presented on our consolidated statement of operations due to rounding differences in quarterly and annual weighted average share calculations.